UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 6920 Pointe Inverness Way, Suite 230
         Fort Wayne, IN  46804

13F File Number:  028-11590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jeanine M. Herold
Title:     Chief Compliance Officer
Phone:     (260) 420-7732

Signature, Place, and Date of Signing:

  /s/  Jeanine M. Herold     Fort Wayne, IN     April 19, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    56

Form 13F Information Table Value Total:    $213,540 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
GENERAL ELECTRIC CO            COM              369604103      658    32958 SH       SOLE                        0        0    32958
ISHARES GOLD TRUST             ISHARES          464285105      344    21225 SH       SOLE                        0        0    21225
ISHARES S&P GSCI COMMODITY I   UNIT BEN INT     46428R107      529    15221 SH       SOLE                        0        0    15221
ISHARES TR                     DJ SEL DIV INX   464287168      571    10237 SH       SOLE                        0        0    10237
ISHARES TR                     BARCLYS TIPS BD  464287176     2165    18340 SH       SOLE                        0        0    18340
ISHARES TR                     S&P 500 INDEX    464287200    20267   144036 SH       SOLE                        0        0   144036
ISHARES TR                     BARCLY USAGG B   464287226     3630    32992 SH       SOLE                        0        0    32992
ISHARES TR                     S&P NA NAT RES   464287374      928    23737 SH       SOLE                        0        0    23737
ISHARES TR                     S&P 500 VALUE    464287408    19679   304400 SH       SOLE                        0        0   304400
ISHARES TR                     MSCI EAFE INDEX  464287465    13790   253498 SH       SOLE                        0        0   253498
ISHARES TR                     RUSSELL MIDCAP   464287499     2379    21543 SH       SOLE                        0        0    21543
ISHARES TR                     S&P MIDCAP 400   464287507    23416   235835 SH       SOLE                        0        0   235835
ISHARES TR                     RUSSELL1000VAL   464287598     1251    17916 SH       SOLE                        0        0    17916
ISHARES TR                     RUSSELL 1000     464287622     2008    25838 SH       SOLE                        0        0    25838
ISHARES TR                     RUSL 2000 VALU   464287630      807    11014 SH       SOLE                        0        0    11014
ISHARES TR                     S&P SMLCAP 600   464287804      775    10119 SH       SOLE                        0        0    10119
ISHARES TR                     S&P SMLCP VALU   464287879     9527   120824 SH       SOLE                        0        0   120824
ISHARES TR                     S&P SH NTL AMTFR 464288158     1152    10790 SH       SOLE                        0        0    10790
ISHARES TR                     MSCI ACWI INDX   464288257      479    11798 SH       SOLE                        0        0    11798
JPMORGAN CHASE & CO            COM              46625H100      762    16678 SH       SOLE                        0        0    16678
LINCOLN NATL CORP IND          COM              534187109     2918   113303 SH       SOLE                        0        0   113303
SPDR INDEX SHS FDS             GLB NAT RESRCE   78463X541     1348    25841 SH       SOLE                        0        0    25841
SPDR INDEX SHS FDS             DJ INTL RL ETF   78463X863      485    13314 SH       SOLE                        0        0    13314
SPDR INDEX SHS FDS             S&P WRLD EX US   78463X889      994    40993 SH       SOLE                        0        0    40993
SPDR S&P 500 ETF TR            TR UNIT          78462F103     1834    13080 SH       SOLE                        0        0    13080
SPDR SERIES TRUST              INTR TRM CORP BD 78464A375     1007    29690 SH       SOLE                        0        0    29690
SPDR SERIES TRUST              BRCLYS YLD ETF   78464A417     2214    56058 SH       SOLE                        0        0    56058
SPDR SERIES TRUST              NUVN BR SHT MUNI 78464A425      282    11558 SH       SOLE                        0        0    11558
SPDR SERIES TRUST              BARC CAPTL ETF   78464A474     2190    71726 SH       SOLE                        0        0    71726
SPDR SERIES TRUST              DJ REIT ETF      78464A607    10864   154689 SH       SOLE                        0        0   154689
SPDR SERIES TRUST              BARCL CAP TIPS   78464A656     3919    66883 SH       SOLE                        0        0    66883
TOWER FINANCIAL CORP           COM              891769101      270    25104 SH       SOLE                        0        0    25104
US BANCORP DEL                 COM NEW          902973304     1083    34328 SH       SOLE                        0        0    34328
VANGUARD ADMIRAL FDS INC       500 VAL IDX FD   921932703     1281    20730 SH       SOLE                        0        0    20730
VANGUARD ADMIRAL FDS INC       SMLCP 600 VAL    921932778      724    10871 SH       SOLE                        0        0    10871
VANGUARD ADMIRAL FDS INC       MIDCP 400 IDX    921932885     1176    17712 SH       SOLE                        0        0    17712
VANGUARD BD INDEX FD INC       INTERMED TERM    921937819     5479    62931 SH       SOLE                        0        0    62931
VANGUARD BD INDEX FD INC       SHORT TRM BOND   921937827     4689    57887 SH       SOLE                        0        0    57887
VANGUARD BD INDEX FD INC       TOTAL BND MRKT   921937835    15790   189220 SH       SOLE                        0        0   189220
VANGUARD INDEX FDS             S&P 500 ETF SH   922908413      971    15128 SH       SOLE                        0        0    15128
VANGUARD INDEX FDS             REIT ETF         922908553     6688   105947 SH       SOLE                        0        0   105947
VANGUARD INDEX FDS             SM CP VAL ETF    922908611     3711    52660 SH       SOLE                        0        0    52660
VANGUARD INDEX FDS             MID CAP ETF      922908629     5511    67725 SH       SOLE                        0        0    67725
VANGUARD INDEX FDS             LARGE CAP ETF    922908637     1980    30831 SH       SOLE                        0        0    30831
VANGUARD INDEX FDS             EXTEND MKT ETF   922908652     1043    17584 SH       SOLE                        0        0    17584
VANGUARD INDEX FDS             VALUE ETF        922908744     2886    50269 SH       SOLE                        0        0    50269
VANGUARD INDEX FDS             TOTAL STK MKT    922908769     1457    20223 SH       SOLE                        0        0    20223
VANGUARD INTL EQUITY INDEX F   ALLWRLD EX US    922042775    10759   245301 SH       SOLE                        0        0   245301
VANGUARD INTL EQUITY INDEX F   MSCI EMR MKT ETF 922042858     1905    44288 SH       SOLE                        0        0    44288
VANGUARD INTL EQUITY INDEX F   MSCI EUROPE ETF  922042874      633    13883 SH       SOLE                        0        0    13883
VANGUARD SCOTTSDALE FDS        INT-TERM CORP    92206C870     1092    12947 SH       SOLE                        0        0    12947
VANGUARD STAR FD               INTL STK IDXFD   921909768     3389    74766 SH       SOLE                        0        0    74766
VANGUARD TAX MANAGED INTL FD   MSCI EAFE ETF    921943858     1713    50745 SH       SOLE                        0        0    50745
VANGUARD WORLD FD              MEGA VALUE 300   921910840     3253    77954 SH       SOLE                        0        0    77954
VANGUARD WORLD FD              MEGA CAP INDEX   921910873     2497    51925 SH       SOLE                        0        0    51925
WILLIAMS COS INC DEL           COM              969457100      388    12698 SH       SOLE                        0        0    12698